Segment disclosure	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment disclosure

17. Segment disclosure

The Company reports segment information as a single reportable business segment based upon the manner in which related information is organized and managed. The Company’s operations are substantially related to the design, development and sale of hardware and software of interactive displays and related products that enable group collaboration and learning.

The Company conducts business globally. Revenue information relating to the geographic locations in which the Company sells products is as follows.

	Year ended March 31,
	2013	2012	2011
Revenue
United States	$329,427	$432,659	$497,726
Canada	43,636	54,237	60,669
Europe, Middle East and Africa	166,232	183,920	175,472
Rest of World	50,075	74,984	56,188

	$589,370	$745,800	$790,055

For the years ended March 31, 2013, 2012 and 2011, no single customer accounted for more than 10% of revenues.

Most of the Company’s assets are held in Canada. As a result of the acquisition of NextWindow on April 21, 2010 (note 2), one country outside Canada, New Zealand, has more than 10% of the Company’s total consolidated long-lived assets at March 31, 2013. Total long-lived assets in New Zealand amounted to $25,810 and total long-lived assets outside of Canada amounted to $30,056 at March 31, 2013.